Goodwill and Other Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

2. Goodwill and Other Intangible Assets, Net

The components of intangible assets as of June 30, 2024 and December 31, 2023 are as follows:

	Thousands of Yen
	As of	As of
	June 30, 2024	December 31, 2023
Intangible assets subject to amortization:
Software for internal use	¥224,659	¥220,343
Customer relationship	180,000	180,000
Store operating rights	559,669	637,138
Trademark	160,000	160,000
Other	750	750
Total	1,125,078	1,198,231
Accumulated amortization	(344,130)	(277,900)
Net carrying amount	780,948	920,331

Intangible assets not subject to amortization:
Goodwill	472,209	484,564
Telephone rights	369	369
Total	472,578	484,933
Total intangible assets	¥1,253,526	¥1,405,264

The aggregate amortization expense was ¥147,205 thousand and ¥50,305 thousand for the six months ended June 30, 2024 and 2023, respectively.

The following table shows changes in carrying amount of goodwill for the six months ended June 30, 2024 and for the year ended December 31, 2023:

Thousands of Yen
Balance at December 31, 2022	¥539,490
Sale of directly-owned salons, and closure of directly-owned salons	(54,926)
Balance at December 31, 2023	¥484,564
Sale of directly-owned salons, and closure of directly-owned salons	(12,355)
Balance at June 30, 2024	¥472,209

The Company concluded that there were no triggering events requiring an impairment assessment during the six months ended June 30, 2024. The Company continues to evaluate the impact of macroeconomic conditions.

4.  Goodwill and Other Intangible Assets, Net

The components of intangible assets as of December 31, 2023 and 2022 are as follows:

	Thousands of Yen
	2023	2022
Intangible assets subject to amortization:
Software for internal use	¥220,343	¥156,236
Customer relationship	180,000	180,000
Store operating rights	637,138	43,777
Trademark	160,000	160,000
Other	750	750
Total	1,198,231	540,763
Accumulated amortization	(277,900)	(137,458)
Net carrying amount	920,331	403,305

Intangible assets not subject to amortization:
Goodwill	484,564	539,490
Telephone rights	369	369
Total	484,933	539,859
Total intangible assets	¥1,405,264	¥943,164

The aggregate amortization expense was ¥145,555 thousand, ¥85,918 thousand and ¥45,780 thousand for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the weighted average amortization period for internal-use software, customer relationships, Store operating rights and trademarks was 4 years, 6 years, 3 years and 10 years, respectively.

The indefinite-lived trademark intangible relates to the relaxation salon segment and was considered abandoned due to the internal reorganization in 2021. The Company recorded an impairment charge for the full carrying value of ¥38,922 thousand in the year ended December 31, 2021. In addition, the Company recorded an impairment loss of ¥145 thousand on reacquired rights of certain relaxation salons in the relaxation segment for the year ended December 31, 2021. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the reacquired rights within the period applicable to the impairment determination, resulting in the impairment charges. There were no impairment charges recorded during the years ended December 31, 2023 and 2022.

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Year ending December 31:
2024	¥285,138
2025	279,186
2026	206,059
2027	60,292
2028	45,545
Thereafter	44,111
Total	¥920,331

The following table shows changes in carrying amount of goodwill for the years ended December 31, 2023, 2022 and 2021:

Thousands of Yen
Balance at December 31, 2021	¥600,329
Sale of directly-owned salons, and closure of directly-owned salons	(60,839)
Balance at December 31, 2022	¥539,490
Sale of directly-owned salons, and closure of directly-owned salons	(54,926)
Balance at December 31, 2023	¥484,564

The Company performed a step 1 quantitative assessment for its annual goodwill impairment test on December 31, 2023,2022 and 2021. Based on the results of the step 1 test, the fair value of the reporting unit exceeded the carrying value and no impairment was recorded. The fair value of all reporting units was determined using an income approach based upon estimates of future discounted cash flows. Significant judgments and unobservable inputs categorized as Level III in the fair value hierarchy are inherent in the impairment tests performed and include assumptions about the amount and timing of expected future cash flows, growth rates, and the determination of appropriate discount rates. The Company believes that the assumptions used in its annual impairment test are reasonable, but variations in any of the assumptions may result in different calculations of fair values and impairment charges. The impacts of any adverse business and market conditions which impact the overall performance of the Company’s reporting units will continue to be monitored. If the Company’s reporting units do not achieve the financial performance that the Company expects, it is possible that goodwill impairment charges may result. There can therefore be no assurance that future events will not result in an impairment of goodwill. No impairment losses on goodwill were recognized for the years ended December 31, 2023, 2022 and 2021.